SHARE INCENTIVE PLAN (Details)	Sep. 26, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of shares issuable under plan to issued and outstanding ordinary shares	10.00%
Automatic increase in shares as percentage of total outstanding ordinary shares	3.00%
2024 Equity Incentive Plan | Restricted shares units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted	363,745